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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22608

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                    VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

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 Jennifer Fromm, Esq., Virtus Investment Partners, Inc., One Financial Plaza,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 11/30

               Date of Reporting Period: 07/01/2019 - 06/30/2020

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2019 - 06/30/2020
Virtus Global Multi-Sector Income Fund









==================== Virtus Global Multi-Sector Income Fund ====================


CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 20, 2020   Meeting Type: Annual/Special
Record Date:  APR 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Eight        For       For          Management
2.1   Elect Director Luis F. Alarcon Mantilla For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Raymond J. Bromark       For       For          Management
2.4   Elect Director Rene Burgos Diaz         For       For          Management
2.5   Elect Director Orlando Cabrales Segovia For       For          Management
2.6   Elect Director Gabriel de Alba          For       For          Management
2.7   Elect Director Russell Ford             For       For          Management
2.8   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Articles                          For       For          Management

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By:    /s/ George R. Aylward
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       George R. Aylward, President

Date:  August 10, 2020